2. LOANS	12 Months Ended
Dec. 31, 2020
Notes
2. LOANS

2.LOANS

The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time. First and second mortgage loans on real estate are made in larger amounts and for longer periods of time. The Company also purchases sales finance contracts from various dealers. All loans and sales contracts are held for investment.

Contractual Maturities of Loans:

An estimate of contractual maturities stated as a percentage of the loan balances based upon an analysis of the Company's portfolio as of December 31, 2020 is as follows:

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2021	53.30%	14.41%	33.73%
2022	29.89	10.15	26.96
2023	11.47	10.42	20.80
2024	4.14	9.99	13.44
2025	1.08	9.50	4.82
2026 & beyond	.12	45.53	.25
	100.00%	100.00%	100.00%

Historically, a majority of the Company's loans have been renewed many months prior to their final contractual maturity dates, and the Company expects this trend to continue in the future. Accordingly, the above contractual maturities should not be regarded as a forecast of future cash collections.

Allowance for Credit Losses:

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management estimates and evaluates the allowance for credit losses by utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in pools, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate is then adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the statement of financial position reflects management’s best estimate within the range of expected credit losses. Actual results could vary based on future changes in significant assumptions.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and traces that segment’s performance until charge-offs were mostly exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the statement of financial position date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of our allowance for credit losses, we consider the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio. As the estimates used in determining the credit loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and calculating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules, which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

 When a loan becomes 60 days or more past due based on its original terms, it is placed in non-accrual status. At this time, the accrual of any additional finance charges is discontinued. Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status. Non-accrual loans return to accrual status when the loan becomes less than 60 days past due. There were no loans past due 60 days or more and still accruing interest at December 31, 2020 or December 31, 2019. The Company’s principal balances on non-accrual loans by loan class at December 31, 2020 and 2019 are as follows:

Loan Class	December 31, 2020	December 31, 2019

Live Check Consumer Loans	$3,964,176	$4,689,601
Premier Consumer Loans	2,069,315	2,587,373
Other Consumer Loans	20,181,097	26,509,178
Real Estate Loans	1,414,443	1,259,471
Sales Finance Contracts	3,576,629	2,301,970
Total	$31,205,660	$37,347,593

An age analysis of principal balances past due, segregated by loan class, as of December 31, 2020 and 2019 is as follows:

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,998,538	$1,629,874	$2,122,317	$5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$20,068,345	$12,342,953	$21,792,971	$54,204,269

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,089,313	$1,576,158	$3,079,737	$6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contracts	1,691,694	754,381	1,755,318	4,201,393
Total	$22,165,338	$12,713,225	$28,319,083	$63,197,646

While delinquency rating analysis is the primary credit quality indicator, we also consider the ratio of bankrupt accounts to the total loan portfolio in evaluating whether any qualitive adjustments were necessary to the allowance for credit losses. The ratio of bankrupt accounts to total principal loan balances outstanding at December 31, 2020 and December 31, 2019 was 1.48% and 2.09% respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For each segment in the portfolio, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the net balance (principal balance less unearned finance charges and unearned insurance) in each segment in the portfolio based on payment activity as of December 31, 2020:

	Payment Performance – Net Balance by Origination Year
	2020 (1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$91,968	$10,476	$1,700	$182	$1	$-	$104,327
Nonperforming	3,231	654	68	11	-	-	3,964
	$95,199	$11,130	1,798	$193	$1	$-	$108,291
Premier Loans:
Performing	$59,688	$23,398	$6,625	$916	$-	$-	$90,627
Nonperforming	911	821	316	20	-	-	2,068
	$60,599	$24,219	6,941	$936	$-	$-	$92,695
Other Consumer Loans:
Performing	$431,482	$96,393	$21,123	$3,559	$559	$201	$553,317
Nonperforming	10,867	7,331	1,681	240	49	13	20,181
	$442,349	$103,724	22,804	$3,799	$608	$214	$573,498
Real Estate Loans:
Performing	$10,713	$9,552	$6,944	$3,896	$2,039	$2,739	$35,883
Nonperforming	257	415	315	118	90	219	1,414
	$10,970	$9,967	7,259	$4,014	$2,129	$2,958	$37,297
Sales Finance Contracts:
Performing	$70,603	$21,278	$5,929	$863	$90	$29	$98,792
Nonperforming	2,270	892	329	77	4	4	3,576
	$72,873	$22,170	6,258	$940	$94	$33	$102,368

(1)Includes loans originated during the twelve-months ended December 31, 2020.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis. As of December 31, 2020, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are mostly exhausted. The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates.

In response to the COVID-19 pandemic, the Company developed a payment modification program for past due accounts. The payment modifications program ran from April 1st through May 31, 2020 with $70.6 million net balances modified. As of December 31, 2020, $9.9 million in net balances have not made a payment since the modified due date or are currently greater than 30 days past due. A similar COVID-19 payment modification program was offered during the month of September 2020 with $6.8 million of net balances modified. As a result of the continued impact of COVID-19 pandemic, COVID-19 loan payment modification programs and uncertainty of federal relief programs, the Company calculated an incremental allowance for credit losses. The Company maintains an incremental $.7 million qualitative adjustment to the allowance for credit losses for the COVID-19 pandemic.

The Company implemented a quantitative decision matrix for Sales Finance Contract applications in February 2020. A subset of loans originated from February through June 2020 were identified to have approvals that were inconsistent with historical subjective decisions to extend credit. The quantitative decision matrix was updated effective July 1, 2020. Decision matrix changes introduced on July 1st resulted in originations with lower credit loss risk customers. We will continue to closely monitor originations made under the updated decision matrix. As of December 31, 2020, the Company determined that the qualitative adjustment was no longer warranted. Charge offs on the impacted loans occurred during the quarter ended December 31, 2020. Performance of remaining accounts booked during this period is similar to the overall pool of Sales Finance Contracts.

Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020.  The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	2020
	Live Checks	Premier Loans	OtherConsumer Loans	Real EstateLoans	Sales FinanceContracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	11,544	5,797	33,760	140	5,449	56,690
Charge-offs	(11,735)	(4,592)	(42,696)	(49)	(4,275)	(63,347)
Recoveries	2,779	512	13,589	7	940	17,827
Ending Balance	$10,765	$5,838	$43,833	$267	$5,625	$66,328

Prior to January 1, 2020, the Company followed ASC 323 in determining the allowance for credit losses. The Company determined and monitored the allowance for loan losses on a collectively evaluated, single portfolio segment basis.

	2019	2018
	(in 000’s)	(in 000’s)
Allowance for Loan Losses
Beginning Balance	$43,000,000	$42,500,000
Provision for Loan Losses	59,695,588	39,207,197
Charge-Offs	(66,682,422)	(53,570,647)
Recoveries	16,986,534	14,863,450
Ending Balance; collectively Evaluated for impairment	$53,000,000	$43,000,000

Finance Receivables: Ending Balance	$840,458,743	$729,783,655

Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below).

December 31, 2020	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 775,713,298	84.5%	$ 42,142,861	92.6%
Real Estate Loans	39,293,179	4.3	41,751.1
Sales Finance Contracts	102,435,221	11.2	3,335,359	7.3
Total	$ 917,441,698	100.0%	$ 45,519,971	100.0%

December 31, 2019	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 734,556,902	87.4%	$ 47,227,395	95.0%
Real Estate Loans	36,595,931	4.4	40,279.1
Sales Finance Contracts	69,305,910	8.2	2,428,214	4.9
Total	$ 840,458,743	100.0%	$ 49,695,888	100.0%

Troubled debt restructurings (“TDRs”) represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the customer. The following table presents a summary of loans that were restructured during the year ended December 31, 2020.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,127	$3,688,912	$3,588,117
Premier Consumer Loans	485	3,185,328	3,090,506
Other Consumer Loans	11,463	41,709,966	39,405,511
Real Estate Loans	39	465,759	453,611
Sales Finance Contracts	846	4,379,561	4,215,137
Total	14,960	$53,429,526	$50,752,882

TDRs that subsequently defaulted during the year ended December 31, 2020 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	787	$1,248,879
Premier Consumer Loans	92	480,080
Other Consumer Loans	2,735	5,523,962
Real Estate Loans	4	27,476
Sales Finance Contracts	183	475,188
Total	3,801	$7,755,585

The following table presents a summary of loans that were restructured during the year ended December 31, 2019.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	18,680	$55,198,024	$52,873,724
Real Estate Loans	50	698,205	695,693
Sales Finance Contracts	870	3,226,704	3,086,441
Total	19,600	$59,122,933	$56,655,858

TDRs that subsequently defaulted during the year ended December 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	5,854	$10,583,099
Real Estate Loans	-	-
Sales Finance Contracts	222	546,101
Total	6,076	$11,129,200

The following table presents a summary of loans that were restructured during the year ended December 31, 2018.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	16,473	$42,571,410	$41,169,632
Real Estate Loans	51	468,208	458,496
Sales Finance Contracts	685	1,742,532	1,671,991
Total	17,209	$44,782,150	$43,300,119

TDRs that subsequently defaulted during the year ended December 31, 2018 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,625	$7,364,675
Real Estate Loans	1	4,233
Sales Finance Contracts	144	304,882
Total	4,770	$7,673,790

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for credit losses.